Common Stock, Additional Paid-In Capital and Dividends	6 Months Ended
Jun. 30, 2025
Common Stock, Additional Paid-In Capital and Dividends [Abstract]
Common Stock, Additional Paid-In Capital and Dividends
9.	Common Stock, Additional Paid-In Capital and Dividends:

A discussion of the Company’s common stock, additional paid-in capital and dividends can be found in the Company’s annual financial statements for the fiscal year ended December 31, 2024 which have been filed with the Securities and Exchange Commission on Form 20-F on April 14, 2025. No dividends were paid to common stock holders in the six months ended June 30, 2024 and 2025.